Financial assets at fair value through the income statement (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans and advances	£ 361,451	£ 342,632
Reverse repurchase agreements and other similar secured lending	3,227	9,031
Other financial assets	1,213	850
Financial assets at fair value through the income statement	191,972	175,151
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Loans and advances	38,667	30,879
Debt securities	2,305	1,693
Equity securities	5,875	4,620
Reverse repurchase agreements and other similar secured lending	145,014	137,616
Other financial assets	111	343
Designated at fair value
Disclosure of financial assets [line items]
Loans and advances	5,579	5,600
Debt securities	319	292
Equity securities	0	0
Reverse repurchase agreements and other similar secured lending	0	19
Other financial assets	0	0
Financial assets at fair value through the income statement	5,898	5,911
Mandatorily at fair value
Disclosure of financial assets [line items]
Loans and advances	33,088	25,279
Debt securities	1,986	1,401
Equity securities	5,875	4,620
Reverse repurchase agreements and other similar secured lending	145,014	137,597
Other financial assets	111	343
Financial assets at fair value through the income statement	£ 186,074	£ 169,240